Deferred Tax Assets/(Liabilities) - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Maximum period available in the PRC for tax losses carrying forward to set off future assessable income	P5Y
Unused tax losses for which no deferred tax assets has been recognized	¥ 492	¥ 543
Other deductible temporary differences for which no deferred tax assets has been recognized	¥ 822	¥ 653